INCOME TAXES - Expense reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective income tax [abstract]
Statutory income tax expense		$ (34)	$ (69)	$ (25)
Reduction (increase) resulting from:
Increase in tax assets not recognized		(52)	230	(33)
Differences between statutory rate and future tax rate		1	95	(30)
Subsidiaries' income taxed at different rates		38	87	20
Other		4		(1)
Total income tax recovery (expense)	[1]	$ (43)	$ 343	$ (69)
Effective income tax rate		35.00%	(142.90%)	94.50%

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).